INVESTMENT IN ASSOCIATE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of associates [abstract]
Disclosure of interests in associates
Details of the Company's investment in associate as at December 31, 2019 and 2018 are as follows:

Name of Associate	Principal activity	Country of incorporation	Principal place of business	% ownership interest		Quoted fair value (ii)		Carrying amount
				2019	2018	2019	2018	2019	2018
Leagold Mining Corporation (i)	Gold mining	Canada	Brazil, Mexico	20.4%	20.5%	$144.5	$73.7	$120.3	$146.0
(i)On May 24, 2018, the Company completed the disposal of its 53.6% controlling interest in Brio Gold to Leagold. Pursuant to the terms of the sale, the Company received 20.5% of Leagold's issued and outstanding shares. Refer to Note 6.
(ii)The fair value of the Company's interest in Leagold, which is listed on the TSX, was based on the quoted market price at December 31, 2019, which is a Level 1 input in terms of IFRS 13.

For the purposes of applying the equity method of accounting, the consolidated financial statements of Leagold as at September 30, 2019 have been used and appropriate adjustments have been made for the effects of significant transactions between that date and December 31, 2019.

The following table summarizes the change in the carrying amount of the Company's investment in associate:

	2019	2018
Balance as at January 1	$146.0	$—
Acquisition of interest in Leagold (Note 6)	—	140.5
Company's share of net (loss) earnings of Leagold	(16.3)	5.5
Company's share of other comprehensive loss of Leagold	(9.4)	—
Balance as at December 31	$120.3	$146.0

Disclosure of reconciliation of summarised financial information
Summarized financial information in respect of the Company’s associate is set out below. The summarized financial information below represents amounts in the associate's consolidated financial statements prepared in accordance with IFRS, adjusted for fair value adjustments at acquisition and differences in accounting policies.

Summarized consolidated balance sheet information

As at December 31,	2019	2018
Current assets	$238.8	$190.0
Non-current assets	800.4	852.2
Total assets	$1,039.2	$1,042.2
Current liabilities	111.1	142.4
Non-current liabilities	440.8	317.1
Total liabilities	$551.9	$459.5
Net assets of associate	$487.3	$582.7
Yamana's share of net assets	$99.4	$119.5
Goodwill	26.5	26.5
Other equity adjustments	(5.6)	—
Carrying Amount	$120.3	$146.0

Summarized consolidated statement of operations and comprehensive (loss) income information

For the year ended December 31,	2019	2018
Revenue	$519.1	$344.8
Net (loss) earnings	(79.9)	26.8
Other comprehensive loss	(46.1)	—
Total comprehensive (loss) income	$(126.0)	$26.8